Pension plan and other post-employment benefits (Details 6)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Nominal discount rate for the actuarial obligation:	PBS South: 9.37% / 5.67%; PBS Nordeste: 9.41% / 5.71%; CA: 9.38% / 5.68%; PBS-A: 9.35% / 5.65%; AES: 9.45% / 5.75%; PAMEC: 9.36% / 5.66%; FIBER: 9.47% / 5.77%
Salary growth rate - nominal:	PBS Nordeste: 3.50% / 0.00% PBS Sul, CA, PBS-A, AES, PAMEC and FIBER: Not applicable
Biometric general mortality table:	PBS, CA, PAMEC and FIBER: AT-2000 segregated per sex, decreased by 10%
Biometric table of new disability benefit vested:	PBS and FIBER: Álvaro Vindas; CA, PBS-A, AES and PAMEC: Not applicable
Expected turnover rate:	PBS: Null; CA, PBS-A, AES and PAMEC: Not applicable; FIBER: 0.15/(service time + 1), being null as of 50 years old
Probability of retirement:	PBS and FIBER: 100% at 1st eligibility; CA, PBS-A, AES and PAMEC: No Applicable
Estimated long-term inflation rate	PAMEC and FIBER: 6.60% / 3.00%
Determination method	Projected Unit Credit Method